Investment Strategy - FT Vest Gold Strategy Target Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to deliver participation in the price returns of the SPDR Gold Trust (the “Underlying ETF”) while providing a consistent level of income through a portfolio substantially composed of FLexible EXchange options (“FLEX Options”) that reference the price performance of the Underlying ETF, short-term U.S. Treasury securities, cash and cash equivalents. The Fund’s investment sub-advisor is Vest Financial LLC (“Vest” or the “Sub-Advisor”). As discussed in greater detail below, the Fund will not fully participate in gains experienced by the Underlying ETF. Additional information regarding the Underlying ETF is set forth below.In seeking to achieve its objective, the Fund will generally purchase or sell FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. In general, an option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying asset) at a specified price (the “strike price”). The Fund will gain exposure to increases in value experienced by the Underlying ETF through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will gain exposure to decreases in value experienced by the Underlying ETF through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. Each of these FLEX Options is expected to have a term of approximately one year. In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. Additionally, as a means to generate income, the Fund will employ a “partial covered call strategy” that seeks to sell call options having a strike price roughly equal to the value of the Underlying ETF at the inception of the Fund or each subsequent roll of the strategy (such options are said to be “at-the-money”). Such sold call options are expected to have a notional value less than or equal to the total notional value of the Fund's investments in purchased call options and sold put options on the Underlying ETF, such that the short position in each sold call option is "covered" by a portion of the purchased call options and sold put options on the Underlying ETF. However, the total notional value of the sold call options will not exceed 100% of the notional value of the Fund's investments in purchased call options and sold put options on the Underlying ETF. This strategy effectively converts a portion of the upside price return growth of the Underlying ETF into current income. By doing so, the Fund is giving up full participation potential in Underlying ETF gains in exchange for call option premiums. To execute this strategy, the Fund will sell call options with an expiration date less than or equal to approximately one month in the future (the “Target Income Period”). The amount of call options sold by the Fund is based on a calculation designed to result in the Fund generating income over the Target Income Period on the average assets of the Fund from premiums from writing call options that is approximately 3.85% higher annually than the annual yield from one-month U.S. Treasury securities, before Fund fees and expenses.The Fund’s sale of call options to generate the desired level of income affects the degree to which the Fund will participate in increases in value experienced by the Underlying ETF over the Target Income period. The more call options the Fund needs to sell in order to generate the desired level of income, the less the Fund will participate in Underlying ETF gains. This means that if the Underlying ETF experiences an increase in value, the Fund will likely not experience that increase to the same extent, and may significantly underperform the Underlying ETF over the Target Income Period. The degree of participation in Underlying ETF gains will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the call options. The Fund’s rate of participation in Underlying ETF gains is approximately the ratio of the notional value of the Fund’s purchased call options to the notional value of the Fund’s sold call options. For instance, if the notional value of the Fund’s purchased call options is approximately 75% greater than the notional value of the Fund’s sold call options, the Fund would be expected to participate in approximately 75% of the price return gains experienced by the Underlying ETF over the Target Income Period, in addition to providing the consistent level of income. In that same example, for every 10% increase in the value of the Underlying ETF, the Fund would experience an approximately 7.5% increase in value (before Fund fees and expenses). In general, the Fund expects to participate in between 50% and 100% of Underlying ETF gains (before fees and expenses), although such participation is subject to market conditions and may be below those levels.The sale of call options to generate income will not have the same impact on any decreases experienced by the Underlying ETF over the Target Income Period. The Fund expects to fully participate in all Underlying ETF losses (e.g. if the Underlying ETF decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses).In addition to the FLEX Options, short-term U.S. Treasury securities, cash and cash equivalents, the Fund may utilize a box spread options trade (a “Box Spread”) to, among other things, manage collateral. A Box Spread is an offsetting set of options that have risk and return characteristics similar to U.S. Treasuries, cash and cash-equivalents. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the Box Spread. The reference asset for the Box Spread will be the S&P 500® Index or an exchange-traded fund tracking the S&P 500® Index.General Information on the FLEX OptionsFLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF or cash-settle the FLEX Options on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).The Underlying ETFThe Underlying ETF is an exchange-traded investment trust that holds physical gold bars. World Gold Trust Services, LLC serves as the Underlying ETF’s sponsor and HSBC Bank plc serves as the Underlying ETF’s custodian. The Underlying ETF's custodian may utilize subcustodians that hold the Underlying ETF's gold on its behalf. The Underlying ETF is not expected to pay dividends. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at spdrgoldshares.com.The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects.The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated October 4, 2022 (“GLD” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt).The investment objective of GLD is for its shares to reflect the performance of the price of gold bullion, less GLD’s expenses. WGTS believes that, for many investors, GLD's shares represent a cost-effective investment in gold. GLD’s shares represent units of fractional undivided beneficial interest in and ownership of GLD and trade under the ticker symbol “GLD” on the NYSE Arca.GLD is treated as a “grantor trust” for U.S. federal income tax purposes. As a result, GLD itself is not subject to U.S. federal income tax. Instead, GLD’s income and expenses “flow through” to the shareholders, and the Trustee will report the GLD’s income, gains, losses and deductions to the Internal Revenue Service on that basis……An allocated account is an account with a bullion dealer, which may also be a bank, to which individually identified gold bars owned by the account holder are credited. The gold bars in an allocated gold account are specific to that account and are identified by a list which shows, for each gold bar, the refiner, assay or fineness, serial number and gross and fine weight. All of the GLD’s gold is fully allocated at the end of each business day. GLD’s custodian provides the trustee with regular reports detailing the gold transfers in and out of GLD’s allocated account at the custodian and identifying the gold bars held in GLD’s allocated account at the custodian. Gold held in GLD’s allocated account is the property of GLD and is not traded, leased or loaned under any circumstances.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to deliver participation in the price returns of the SPDR Gold Trust (the “Underlying ETF”) while providing a consistent level of income through a portfolio substantially composed of FLexible EXchange options (“FLEX Options”) that reference the price performance of the Underlying ETF, short-term U.S. Treasury securities, cash and cash equivalents.